Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 992,250,000
Previously Paid Amount	0
Total Fee Amount	151,913.48
Total Offset Amount	0
Net Fee	$ 151,913.48